UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3562

HIGH YIELD VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2008

High Yield Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - 88.6%
Aerospace - 1.7%
Bombardier, Inc., 8%, 2014 (n)	$151,000	$155,530
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	240,000	238,800
TransDigm Group, Inc., 7.75%, 2014	75,000	75,000
Vought Aircraft Industries, Inc., 8%, 2011	315,000	289,013

		$758,343

Airlines - 0.4%
Continental Airlines, Inc., 6.9%, 2017	$53,024	$47,721
Continental Airlines, Inc., 6.748%, 2017	44,525	40,072
Continental Airlines, Inc., 6.795%, 2018	97,920	88,128

		$175,921

Asset Backed & Securitized - 7.6%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	$165,567	$61,260
Asset Securitization Corp., FRN, 9.121%, 2029 (z)	200,000	224,250
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	143,774	129,776
Banc of America Commercial Mortgage, Inc., FRN, 6.003%, 2017	157,716	144,818
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017	315,434	286,200
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	242,452	216,864
Crest Ltd., CDO, 7%, 2040	154,000	76,463
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	165,000	146,286
Goldman Sachs Mortgage Securities Corp., FRN, 5.993%, 2045	157,291	144,731
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	224,410	202,999
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	114,643	102,946
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.47%, 2047	317,148	284,525
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.937%, 2049	241,820	221,444
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.261%, 2017	273,692	255,412
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.261%, 2051	110,000	76,715
Merrill Lynch Mortgage Trust, FRN, 6.023%, 2050	110,000	75,722
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	242,759	215,820
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	62,000	56,754
Wachovia Bank Commercial Mortgage Trust, FRN, 5.591%, 2047	242,393	218,437
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051	240,129	221,584
Wachovia Credit, CDO, FRN, 3.949%, 2026 (z)	250,000	117,755

		$3,480,761

Automotive - 2.5%
Allison Transmission, Inc., 11%, 2015 (n)	$300,000	$261,000
Ford Motor Credit Co. LLC, 9.75%, 2010	432,000	384,814
Ford Motor Credit Co. LLC, 8.625%, 2010	190,000	165,546
Ford Motor Credit Co. LLC, 8%, 2016	130,000	101,765
General Motors Acceptance Corp., 8.375%, 2033	291,000	205,155

		$1,118,280

Broadcasting - 6.0%
Allbritton Communications Co., 7.75%, 2012	$328,000	$321,440
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	135,000	103,950
CanWest MediaWorks LP, 9.25%, 2015 (n)	160,000	147,200
Intelsat Jackson Holdings Ltd., 11.25%, 2016	215,000	217,956
Intelsat Ltd., 0% to 2010, 9.25% to 2015	235,000	199,750
ION Media Networks, Inc., FRN, 11.492%, 2013 (n)	240,000	180,000
Lamar Media Corp., 6.625%, 2015	225,000	198,000
Lamar Media Corp., “C”, 6.625%, 2015	145,000	127,600
LBI Media, Inc., 8.5%, 2017 (n)	150,000	129,938
LIN TV Corp., 6.5%, 2013	320,000	296,800
Local TV Finance LLC, 9.25%, 2015 (n)(p)	235,000	188,294
Nexstar Broadcasting Group, Inc., 7%, 2014	165,000	142,106
Univision Communications, Inc., 9.75%, 2015 (n)(p)	815,000	493,075

		$2,746,109

Brokerage & Asset Managers - 0.4%
Nuveen Investments, Inc., 10.5%, 2015(n)	$215,000	$184,363

Building - 1.0%
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	$175,000	$119,438
Building Materials Corp. of America, 7.75%, 2014	165,000	118,800
Ply Gem Industries, Inc., 9%, 2012	280,000	204,400

		$442,638

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Business Services - 0.8%
SunGard Data Systems, Inc., 10.25%, 2015	$366,000	$367,830

Cable TV - 3.5%
CCH I Holdings LLC, 11%, 2015	$175,000	$121,625
CCH II Holdings LLC, 10.25%, 2010	380,000	345,800
CCO Holdings LLC, 8.75%, 2013	540,000	461,700
Charter Communications, Inc., 10.875%, 2014 (z)	35,000	34,475
CSC Holdings, Inc., 6.75%, 2012	285,000	275,025
Mediacom LLC, 9.5%, 2013	180,000	165,600
NTL Cable PLC, 9.125%, 2016	128,000	114,560
Videotron LTEE, 6.875%, 2014	100,000	92,250

		$1,611,035

Chemicals - 3.5%
Innophos, Inc., 8.875%, 2014	$265,000	$257,050
Koppers Holdings, Inc., 9.875%, 2013	220,000	231,000
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014	348,000	301,890
Momentive Performance Materials, Inc., 10%, 2014	110,000	98,725
Momentive Performance Materials, Inc., 11.5%, 2016	105,000	79,931
Mosaic Co., 7.625%, 2016 (n)	90,000	96,750
Nalco Co., 7.75%, 2011	235,000	237,938
Nalco Co., 8.875%, 2013	300,000	308,250

		$1,611,534

Computer Software - 0.5%
First Data Corp., 9.875%, 2015 (n)	$285,000	$234,413

Consumer Goods & Services - 2.2%
Corrections Corp. of America, 6.25%, 2013	$135,000	$132,300
GEO Group, Inc., 8.25%, 2013	180,000	181,350
KAR Holdings, Inc., 10%, 2015	170,000	147,050
Service Corp. International, 7.375%, 2014	110,000	110,138
Service Corp. International, 7%, 2017	440,000	424,600

		$995,438

Containers - 1.4%
Crown Americas LLC, 7.625%, 2013	$150,000	$153,000
Graham Packaging Co. LP, 9.875%, 2014	165,000	138,600
Greif, Inc., 6.75%, 2017	165,000	162,525
Owens-Brockway Glass Container, Inc., 8.25%, 2013	175,000	181,125

		$635,250

Defense Electronics - 1.0%
L-3 Communications Corp., 6.125%, 2014	$235,000	$229,125
L-3 Communications Corp., 5.875%, 2015	215,000	205,863

		$434,988

Electronics - 0.9%
Avago Technologies Finance, 11.875%, 2015	$120,000	$126,600
Flextronics International Ltd., 6.25%, 2014	125,000	115,000
Spansion LLC, 11.25%, 2016 (n)	265,000	161,650

		$403,250

Emerging Market Sovereign - 0.6%
Republic of Argentina, FRN, 5.475%, 2012	$303,750	$257,160

Energy - Independent - 5.4%
Chaparral Energy, Inc., 8.875%, 2017	$160,000	$138,800
Chesapeake Energy Corp., 7%, 2014	149,000	149,373
Chesapeake Energy Corp., 6.375%, 2015	275,000	266,750
Forest Oil Corp., 7.25%, 2019	150,000	152,625
Hilcorp Energy I LP, 7.75%, 2015 (n)	90,000	84,375
Hilcorp Energy I LP, 9%, 2016 (n)	155,000	156,163
Mariner Energy, Inc., 8%, 2017	265,000	253,075
Newfield Exploration Co., 6.625%, 2014	250,000	246,250
Opti Canada, Inc., 8.25%, 2014	290,000	287,100
Plains Exploration & Production Co., 7%, 2017	355,000	340,800
Quicksilver Resources, Inc., 7.125%, 2016	260,000	250,900
Southwestern Energy Co., 7.5%, 2018 (n)	140,000	144,900

		$2,471,111

Entertainment - 0.2%
Marquee Holdings, Inc., 9.505%, 2014	$115,000	$85,963

Financial Institutions - 1.4%
General Motors Acceptance Corp., 6.875%, 2011	$699,000	$534,989
Residential Capital LLC, 6.125%, 2008	114,000	78,660
Residential Capital LLC, 6.5%, 2012	28,000	13,720

		$627,369

Food & Beverages - 2.1%
ARAMARK Corp., 8.5%, 2015	$420,000	$421,050
B&G Foods, Inc., 8%, 2011	175,000	169,313
Del Monte Corp., 6.75%, 2015	185,000	177,138
Michael Foods, Inc., 8%, 2013	175,000	170,625

		$938,126

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par		Value ($)
BONDS - continued
Forest & Paper Products - 2.4%
Abitibi-Consolidated Co. of Canada, 13.75%, 2011 (z)		$25,000	$25,563
Buckeye Technologies, Inc., 8%, 2010		56,000	55,930
Buckeye Technologies, Inc., 8.5%, 2013		375,000	378,750
Catalyst Paper Corp., 8.625%, 2011		75,000	62,438
Graphic Packaging International Corp., 9.5%, 2013		115,000	110,400
JSG Funding PLC, 7.75%, 2015		25,000	21,875
Millar Western Forest Products Ltd., 7.75%, 2013		245,000	165,375
NewPage Holding Corp., 10%, 2012 (n)		150,000	152,250
NewPage Holding Corp., 12%, 2013		120,000	120,300

			$1,092,881

Gaming & Lodging - 6.7%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		$345,000	$243,225
Harrah’s Operating Co., Inc., 5.375%, 2013		170,000	109,650
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		330,000	278,025
Harrah’s Operating Co., Inc., 5.75%, 2017		300,000	166,500
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		145,000	113,463
Isle of Capri Casinos, Inc., 7%, 2014		230,000	163,875
Mandalay Resort Group, 9.375%, 2010		175,000	180,250
MGM Mirage, 8.5%, 2010		140,000	144,550
MGM Mirage, 8.375%, 2011		155,000	155,388
MGM Mirage, 6.75%, 2013		200,000	184,000
MGM Mirage, 5.875%, 2014		195,000	166,725
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		305,000	240,188
Station Casinos, Inc., 6%, 2012		45,000	36,900
Station Casinos, Inc., 6.5%, 2014		420,000	252,000
Station Casinos, Inc., 6.875%, 2016		380,000	221,350
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		415,000	280,125
Wynn Las Vegas LLC, 6.625%, 2014		130,000	125,125

			$3,061,339

General Merchandise - 0.4%
Buhrmann U.S., Inc., 7.875%, 2015		$195,000	$182,325

Industrial - 1.5%
Blount, Inc., 8.875%, 2012		$205,000	$201,413
JohnsonDiversey, Inc., 9.625%, 2012	EUR	70,000	102,198
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$400,000	394,000

			$697,611

Insurance - Property & Casualty - 0.3%
USI Holdings Corp., 9.75%, 2015 (n)		$215,000	$155,338

Machinery & Tools - 0.6%
Case New Holland, Inc., 7.125%, 2014		$280,000	$274,400

Medical & Health Technology & Services - 8.0%
Community Health Systems, Inc., 8.875%, 2015		$410,000	$411,538
Cooper Cos., Inc., 7.125%, 2015		220,000	209,000
DaVita, Inc., 6.625%, 2013		125,000	121,250
DaVita, Inc., 7.25%, 2015		395,000	385,125
HCA, Inc., 6.375%, 2015		445,000	376,581
HCA, Inc., 9.25%, 2016		735,000	762,563
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)		160,000	167,600
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)		310,000	310,000
Psychiatric Solutions, Inc., 7.75%, 2015		270,000	268,650
U.S. Oncology, Inc., 10.75%, 2014		325,000	320,938
Universal Hospital Services, Inc., 8.5%, 2015 (p)		155,000	155,000
Universal Hospital Services, Inc., FRN, 8.287%, 2015		45,000	40,050
VWR Funding, Inc., 10.25%, 2015 (p)		135,000	125,550

			$3,653,845

Metals & Mining - 4.6%
Arch Western Finance LLC, 6.75%, 2013		$175,000	$174,563
FMG Finance Ltd., 10.625%, 2016 (n)		320,000	360,000
Foundation PA Coal Co., 7.25%, 2014		80,000	79,200
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		505,000	535,931
Freeport-McMoRan Copper & Gold, Inc., FRN, 8.394%, 2015		305,000	299,663
Peabody Energy Corp., 5.875%, 2016		225,000	212,625
Peabody Energy Corp., 7.375%, 2016		175,000	181,125
PNA Group, Inc., 10.75%, 2016		200,000	174,000
Ryerson, Inc., 12%, 2015 (n)		95,000	89,775

			$2,106,882

Natural Gas - Distribution - 0.9%
AmeriGas Partners LP, 7.125%, 2016		$200,000	$196,000
Inergy LP, 6.875%, 2014		235,000	229,125

			$425,125

Natural Gas - Pipeline - 2.6%
Atlas Pipeline Partners LP, 8.125%, 2015		$270,000	$274,725
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		380,000	388,527
El Paso Corp., 7.75%, 2032		140,000	143,785
Transcontinental Gas Pipe Line Corp., 7%, 2011		55,000	58,094
Williams Cos., Inc., 8.75%, 2032		119,000	137,445
Williams Partners LP, 7.25%, 2017		205,000	206,025

			$1,208,601

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par		Value ($)
BONDS - continued
Network & Telecom - 3.3%
Cincinnati Bell, Inc., 8.375%, 2014		$300,000	$281,250
Citizens Communications Co., 9.25%, 2011		225,000	232,875
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		205,000	198,850
Qwest Capital Funding, Inc., 7.25%, 2011		175,000	166,250
Qwest Corp., 7.875%, 2011		95,000	94,763
Qwest Corp., 9.125%, 2012		300,000	306,000
Windstream Corp., 8.625%, 2016		215,000	211,238

			$1,491,226

Oil Services - 0.9%
Basic Energy Services, Inc., 7.125%, 2016		$290,000	$276,225
GulfMark Offshore, Inc., 7.75%, 2014		110,000	111,650

			$387,875

Printing & Publishing - 4.0%
American Media Operations, Inc., 10.25%, 2009		$8,181	$5,440
American Media Operations, Inc., “B”, 10.25%, 2009		225,000	151,313
Dex Media West LLC, 9.875%, 2013		119,000	103,530
Dex Media, Inc., 0% to 2008, 9% to 2013		425,000	306,000
Dex Media, Inc., 0% to 2008, 9% to 2013		300,000	216,000
Idearc, Inc., 8%, 2016		807,000	522,533
Nielsen Co. B.V., 0% to 2011, 11.125% to 2016	EUR	110,000	98,094
Nielsen Finance LLC, 10%, 2014		$145,000	144,275
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		40,000	25,300
Quebecor World, Inc., 6.125%, 2013 (d)		105,000	43,050
R.H. Donnelley Corp., 8.875%, 2016		355,000	224,538

			$1,840,073

Retailers - 0.3%
Couche-Tard, Inc., 7.5%, 2013		$120,000	$119,700

Specialty Stores - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013		$160,000	$140,800

Supermarkets - 0.3%
Stater Brothers Holdings, Inc., 7.75%, 2015		$165,000	$155,925

Telecommunications - Wireless - 1.4%
Alltel Corp., 7%, 2012		$238,000	$190,400
MetroPCS Wireless, Inc., 9.25%, 2014		205,000	188,600
Wind Acquisition Finance S.A., 10.75%, 2015 (n)		250,000	255,000

			$634,000

Transportation - Services - 0.3%
Hertz Corp., 8.875%, 2014		$160,000	$151,600

U.S. Treasury Obligations - 0.8%
U.S. Treasury Bonds, 4.5%, 2036		$354,000	$365,699

Utilities - Electric Power - 5.9%
AES Corp., 9.375%, 2010		$255,000	$269,647
Dynegy Holdings, Inc., 7.5%, 2015		205,000	192,188
Edison Mission Energy, 7%, 2017		490,000	487,550
Mirant North America LLC, 7.375%, 2013		240,000	242,400
NRG Energy, Inc., 7.375%, 2016		750,000	735,000
Reliant Energy, Inc., 6.75%, 2014		75,000	76,313
Reliant Energy, Inc., 7.875%, 2017		355,000	353,224
Sierra Pacific Resources, 8.625%, 2014		110,000	115,507
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)		225,000	224,156

			$2,695,985

Total Bonds			$40,421,112

FLOATING RATE LOANS(g)(r) - 5.9%
Aerospace - 0.5%
Hawker Beechcraft Acquisition Co., Letter of Credit, 6.93%, 2014 (o)		10,085	$9,383
Hawker Beechcraft Acquisition Co., Term Loan, 4.7%, 2014 (o)		251,589	234,083

			$243,466

Automotive - 0.8%
Ford Motor Co., Term Loan B, 5.8%, 2013		321,519	$262,842
Mark IV Industries, Inc., Second Lien Term Loan, 11.3%, 2011		169,464	84,732

			$347,574

Broadcasting - 0.5%
Young Broadcasting, Inc., Term Loan, 2012 (o)		183,032	$161,068
Young Broadcasting, Inc., Term Loan B-1, 2012 (o)		67,689	60,154

			$221,222

Building - 0.2%
Building Materials Holding Corp., Second Lien Term Loan, 8.44%, 2014		164,142	$91,509

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

High Yield Variable Account

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Cable TV - 0.3%
Mediacom Illinois LLC, Term Loan A, 4.32%, 2012	173,077	$150,722

Chemicals - 0.0%
Celanese AG, Dollar Term Loan, 6.23%, 2014	91	$91

Computer Software - 0.5%
First Data Corp., Term Loan B-1, 5.36%, 2014 (o)	242,443	$217,983

Food & Beverages - 0.4%
Dole Food Co., Inc., Letter of Credit, 6.51%, 2013	18,525	$15,852
Dole Food Co., Inc., Term Loan, 5.4%, 2013	40,847	34,953
Dole Food Co., Inc., Term Loan C, 5.75%, 2013	136,156	116,511

		$167,316

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	65,619	$63,979

Gaming & Lodging - 0.2%
Harrah’s Entertainment, Inc., Term Loan B-2, 6.24%, 2015	115,972	$106,202

Medical & Health Technology & Services - 1.0%
Community Health Systems, Inc., Term Loan B, 5.33%, 2014 (o)	242,491	$223,092
HCA, Inc., Term Loan B, 4.95%, 2013	241,048	221,338

		$444,430

Printing & Publishing - 0.3%
Idearc, Inc., Term Loan B, 2014 (o)	23,126	$18,458
Nielsen Finance LLC, Term Loan B, 5.35%, 2013	131,700	118,728

		$137,186

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 5.35%, 2013	91,909	$76,758

Utilities - Electric Power - 0.9%
Calpine Corp., DIP Term Loan, 5.58%, 2009 (o)	202,540	$179,429
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.58%, 2014 (o)	262,712	238,165

		$417,594

Total Floating Rate Loans		$2,686,032

COMMON STOCKS - 2.0%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	53	$0

Broadcasting - 0.1%
Clear Channel Communications, Inc.	2,200	$64,284

Cable TV - 0.6%
Comcast Corp., “A”	11,300	$218,542
Time Warner Cable, Inc. (a)	2,800	69,944

		$288,486

Consumer Goods & Services - 0.0%
Central Garden & Pet Co. (a)	2,300	$10,603

Electronics - 0.1%
Intel Corp.	2,300	$48,714

Energy - Integrated - 0.2%
Chevron Corp.	1,000	$85,360

Forest & Paper Products - 0.1%
Louisiana-Pacific Corp.	2,600	$23,868

Gaming & Lodging - 0.1%
MGM Mirage (a)	600	$35,262

Major Banks - 0.1%
Bank of America Corp.	1,200	$45,492
JPMorgan Chase & Co.	600	25,770

		$71,262

Pharmaceuticals - 0.1%
Johnson & Johnson	900	$58,383

Printing & Publishing - 0.0%
Golden Books Family Entertainment, Inc. (a)	21,250	$0

Real Estate - 0.2%
Host Hotels & Resorts, Inc., REIT	5,000	$79,600

Telephone Services - 0.2%
Windstream Corp.	7,600	$90,820

Utilities - Electric Power - 0.2%
Reliant Energy, Inc. (a)	3,200	$75,680

Total Common Stocks		$932,322

SHORT-TERM OBLIGATIONS - 0.3%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$134,000	$134,000

Total Investments		$44,173,466

OTHER ASSETS, LESS LIABILITIES - 3.2%		1,454,243

NET ASSETS - 100.0%		$45,627,709

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

High Yield Variable Account

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,959,258, representing 13.1% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Abitibi-Consolidated Co. of Canada, 13.75%, 2011	3/26/08	$25,000	$25,563
Asset Securitization Corp., FRN, 9.121%, 2029	1/25/05	176,510	224,250
Charter Communications, Inc., 10.875%, 2014	3/11/08	33,642	34,475
Wachovia Credit, CDO, FRN, 3.949%, 2026	6/08/06	250,000	117,755

Total Restricted Securities			$402,043
% of Net Assets			0.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR    Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

High Yield Variable Account

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the variable account’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$932,322	$43,252,554	$—	$44,184,876
Other Financial Instruments	$(3,363)	$(92,966)	$—	$(96,329)

(2) Unfunded Loan Commitments

As of March 31, 2008, the variable account had unfunded loan commitments of $12,402, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Loan Commitment	At Value	Appreciation (Depreciation)
Community Health Systems, Inc., Delayed Draw Term Loan, 2014	$12,402	$11,410	$(554)

At March 31, 2008, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(3) Derivative Contracts at 3/31/08

Forward Foreign Currency Exchange Contracts at 3/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Appreciation (Depreciation)
Depreciation
SELL	EUR	130,600	5/14/08	$202,409	$205,772	$(3,363)

Swap Agreements at 3/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	200,000	JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(38,042)
6/20/09	USD	100,000	JPMorgan Chase Bank	4.80% (fixed rate)	(1)	(18,325)
6/20/12	USD	200,000	Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	(57,226)
6/20/12	USD	100,000	Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	(27,705)
6/20/12	USD	495,000	JPMorgan Chase Bank (a)	(3)	4.207% (fixed rate)	50,764
9/20/12	USD	200,000	Goldman Sachs International	3.75% (fixed rate)	(4)	(2,432)

						$(92,966)

(1)	Variable account to pay notional amount upon a defined credit event by Abitibi-Consolidated, Inc., 8.375%, 4/01/15.

(2)	Variable account to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.

(3)	Variable account to receive notional amount upon a defined credit event by a reference obligation specified in the CDX High Yield Index.

(4)	Variable account to pay notional amount upon a defined credit event by Allied Waste North America, Inc., 7.375%, 4/15/14. (a) Net unamortized premiums paid by the variable account amounted to $23,519.

At March 31, 2008, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HIGH YIELD VARIABLE ACCOUNT

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: May 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2008

*	Print name and title of each signing officer under his or her signature.